OFFICE PREMISES AND EQUIPMENT - Comprised of office premises and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 16,952	$ 17,465
Less accumulated depreciation	5,447	4,984
Property, plant and equipment, net	11,505	12,481
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,780	2,055
Buildings and improvements, including construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	11,933	12,229
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,194	3,136
Automobiles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 45	$ 45